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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/18 – 6/30/19

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2018 - 06/30/2019
Invesco Senior Income Trust

=Invesco Senior Income Trust====================================================

C&J Energy Services, Inc.

Ticker: CJ                   Security ID: 12674R100
Meeting Date: MAY 31, 2019   Meeting Type: Annual
Record Date: APR 2, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Kennedy             For       For          Management
1.2   Elect Director Michael Roemer           For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify KPMG LLP as Auditor              For       For          Management

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Genie Energy Ltd.

Ticker: GNE                  Security ID: 372284307
Meeting Date: MAY 8, 2019    Meeting Type: Annual
Record Date: MAR 11, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James A. Courter         For       For          Management
1.2   Elect Director Howard S. Jonas          For       For          Management
1.3   Elect Director W. Wesley Perry          For       Against      Management
1.4   Elect Director Alan B. Rosenthal        For       For          Management
1.5   Elect Director Allan Sass               For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Marcum LLP as Auditors           For       For          Management

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LyondellBasell Industries N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 31, 2019   Meeting Type: Annual
Record Date: MAY 3, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jacques Aigrain          For       For          Management
1b    Elect Director Lincoln Benet            For       For          Management
1c    Elect Director Jagjeet "Jeet" Bindra    For       For          Management
1d    Elect Director Robin Buchanan           For       For          Management
1e    Elect Director Stephen Cooper           For       For          Management
1f    Elect Director Nance Dicciani           For       For          Management
1g    Elect Director Claire Farley            For       For          Management
1h    Elect Director Isabella "Bella" Goren   For       For          Management
1i    Elect Director Michael Hanley           For       For          Management
1j    Elect Director Albert Manifold          For       For          Management
1k    Elect Director Bhavesh "Bob" Patel      For       For          Management
1l    Elect Director Rudy van der Meer        For       For          Management
2     Approve Discharge of Executive Director For       For          Management
       and Prior Management Board
3     Approve Discharge of Non-Executive Dire For       For          Management
      ctors and Prior Supervisory Board
4     Adopt Financial Statements and Statutor For       For          Management
      y Reports
5     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
6     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
7     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
8     Approve Dividends of USD 4.00 Per Share For       For          Management
9     Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital
10    Amend Omnibus Stock Plan                For       For          Management

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Ocean Rig UDW, Inc.

Ticker: ORIG                 Security ID: G66964118
Meeting Date: NOV 29, 2018   Meeting Type: Special
Record Date: OCT 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
1a    Approve Drag-Along Sellers              For       For          Management

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Pacific Drilling SA

Ticker: PACD                 Security ID: L7257P205
Meeting Date: FEB 22, 2019   Meeting Type: Special
Record Date: FEB 8, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Share Repurchase                For       For          Management
2     Authorize Filing of Required Documents/ For       For          Management
      Other Formalities

--------------------------------------------------------------------------------

Pacific Drilling SA

Ticker: PACD                 Security ID: L7257P205
Meeting Date: JUN 4, 2019    Meeting Type: Annual
Record Date: APR 12, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements            For       For          Management
2     Approve Consolidated Financial Statemen For       For          Management
      ts
3     Approve Allocation of Income and Divide For       For          Management
      nds
4     Approve Discharge of Directors          For       For          Management
5     Approve Resignations of Jeremy Asher, A For       For          Management
      ntoine Bonnier, Laurence N. Charney, Cy
      ril Ducau, N. Scott Fine, Sami Iskander
      , Matthew Samuels and Robert A. Schwed
      as Directors
6     Elect David N. Weinstein and Bernie G.  For       For          Management
      Wolford, Jr. and John V. Simon as Direc
      tors
7.1   Reelect W. Matt Ralls as Director       For       For          Management
7.2   Reelect Bernie G. Wolford Jr. as Direct For       For          Management
      or
7.3   Reelect John V. Simon as Director       For       For          Management
7.4   Reelect David N. Weinstein as Director  For       For          Management
8     Approve Remuneration of Directors       For       For          Management
9     Renew Appointment of KPMG Luxembourg as For       For          Management
       Auditor

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Pacific Drilling SA

Ticker: PACD                 Security ID: L7257P205
Meeting Date: JUN 4, 2019    Meeting Type: Special
Record Date: APR 12, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Article 12.1 Re: General Meeting  For       For          Management
      Procedures
2     Authorize Board to Ratify and Execute A For       For          Management
      pproved Resolutions

--------------------------------------------------------------------------------

Transocean Ltd.

Ticker: RIG                  Security ID: H8817H100
Meeting Date: MAY 9, 2019    Meeting Type: Annual
Record Date: APR 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       For          Management
      ry Reports
2     Approve Discharge of Board and Senior M For       For          Management
      anagement
3     Appropriation of Available Earnings for For       For          Management
       Fiscal Year 2018
4A    Elect Director Glyn A. Barker           For       For          Management
4B    Elect Director Vanessa C.L. Chang       For       For          Management
4C    Elect Director Frederico F. Curado      For       For          Management
4D    Elect Director Chadwick C. Deaton       For       For          Management
4E    Elect Director Vincent J. Intrieri      For       For          Management
4F    Elect Director Samuel J. Merksamer      For       For          Management
4G    Elect Director Frederik W. Mohn         For       For          Management
4H    Elect Director Edward R. Muller         For       For          Management
4I    Elect Director Tan Ek Kia               For       For          Management
4J    Elect Director Jeremy D. Thigpen        For       For          Management
5     Elect Chadwick C. Deaton as Board Chair For       For          Management
      man
6A    Appoint Frederico F. Curado as Member o For       For          Management
      f the Compensation Committee
6B    Appoint Vincent J. Intrieri as Member o For       For          Management
      f the Compensation Committee
6C    Appoint Tan Ek Kia as Member of the Com For       For          Management
      pensation Committee
7     Designate Schweiger Advokatur / Notaria For       For          Management
      t as Independent Proxy
8     Appointment Of Ernst & Young LLP as Ind For       For          Management
      ependent Registered Public Accounting F
      irm for Fiscal Year 2019 and Reelection
       of Ernst & Young Ltd, Zurich as the Co
      mpany's Auditor for a Further One-Year
      Term
9     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
10A   Approve Maximum Remuneration of Board o For       For          Management
      f Directors for the Period Between the
      2019 and 2020 Annual General Meetings i
      n the Amount of USD 4.12 Million
10B   Approve Maximum Remuneration of the Exe For       For          Management
      cutive Management Team for Fiscal Year
      2020 in the Amount of USD 24 Million
11    Other Business                          For       For          Management

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Tribune Publishing Company

Ticker: TPCO                 Security ID: 89609W107
Meeting Date: MAY 15, 2019   Meeting Type: Annual
Record Date: MAR 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director David Dreier             For       For          Management
1.3   Elect Director Philip G. Franklin       For       For          Management
1.4   Elect Director Eddy W. Hartenstein      For       For          Management
1.5   Elect Director Timothy P. Knight        For       For          Management
1.6   Elect Director Richard A. Reck          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

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Twin River Worldwide Holdings, Inc.

Ticker: TRWH                 Security ID: 90171V204
Meeting Date: JUN 10, 2019   Meeting Type: Annual
Record Date: MAY 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Soohyung Kim             For       Against      Management
1.2   Elect Director John E. Taylor, Jr.      For       Against      Management
2     Ratify Deloitte & Touche, LLP as Audito For       For          Management
      rs

--------------------------------------------------------------------------------

Verso Corp.

Ticker: VRS                  Security ID: 92531L207
Meeting Date: SEP 24, 2018   Meeting Type: Annual
Record Date: AUG 13, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan J. Carr             For       Withhold     Management
1.2   Elect Director Eugene I. Davis          For       Withhold     Management
1.3   Elect Director B. Christopher DiSantis  For       For          Management
1.4   Elect Director Steven D. Scheiwe        For       Withhold     Management
1.5   Elect Director Jay Shuster              For       Withhold     Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 20, 2019   Meeting Type: Annual
Record Date: APR 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul M. Barbas           For       Withhold     Management
1.2   Elect Director Cyrus Madon              For       Withhold     Management
1.3   Elect Director Geoffrey D. Strong       For       Withhold     Management
1.4   Elect Director Bruce E. Zimmerman       For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO SENIOR INCOME TRUST

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date    August 8, 2019

*	Please print the name and title of the signing officer below the signature